FAIR VALUE MEASUREMENTS (Tables) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,596,107	$—	$—	$1,596,107
Kroger Shares	14,884,550	—	—	14,884,550
Total investments in fair value hierarchy	$16,480,657	$—	$—	$16,480,657
Investments measured at NAV				1,477,343,499
Total investments at fair value				$1,493,824,156

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$150,559,075	$—	$—	$150,559,075
Kroger Shares	14,991,270	—	—	14,991,270
Total investments in fair value hierarchy	$165,550,345	$—	$—	$165,550,345
Investments measured at NAV				1,133,163,928
Total investments at fair value				$1,298,714,273

Tabular disclosure of additional disclosures of Plan's investments whose fair value is estimated using NAV per share

	Fair Value at	Fair Value at			Other	Redemption
	December 31,	December 31,	Unfunded	Redemption	Redemption	Notice
	2025	2024	Commitment	Frequency	Restrictions	Period
TRP Retirement Blend 2005	$3,177,238	$3,085,870	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2010	$4,690,958	$4,514,315	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2015	$12,567,771	$12,017,921	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2020	$46,176,149	$45,819,376	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2025	$113,521,310	$112,810,720	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2030	$185,200,542	$166,716,462	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2035	$177,346,219	$147,935,615	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2040	$168,283,839	$143,574,054	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2045	$150,955,908	$124,648,029	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2050	$99,703,487	$80,164,573	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2055	$103,550,579	$83,861,395	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2060	$60,403,322	$46,893,925	$0	Daily	None	30-day advance written notice
TRP Retirement Blend 2065	$43,240,996	$26,564,109	$0	Daily	None	30-day advance written notice
Retirement Blend 2020 Trust	$0	$237	$0	Daily	None	30-day advance written notice
EARNEST SMID Cap Core Class I	$18,452,903	$19,932,404	$0	Daily	None	None noted
GMO Quality An	$150,128,383	$0	$0	Daily	None	None noted
Harding Loevner Intl Eq	$20,764,461	$17,165,801	$0	Daily	None	None noted
Loomis Sayles Core Plus Fixed Income	$15,431,782	$15,057,136	$0	Daily	None	None noted
State Street Global All Cap Eq ex-US	$6,596,685	$2,043,571	$0	Daily	None	“as of” basis
State Street SMMID Cap Index Class II	$6,614,629	$4,352,110	$0	Daily	None	“as of” basis
State Street S&P 500 Index	$84,228,565	$70,737,211	$0	Daily	None	“as of” basis
State Street US Bond Index	$6,307,773	$5,269,094	$0	Daily	None	“as of” basis